UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 15.3%
Automobiles 2.2%
General Motors Co.	501,675	20,563,658
Household Durables 2.4%
Garmin Ltd.	361,461	21,532,232
Media 10.7%
CBS Corp. "B"	391,757	23,113,663
Discovery Communications, Inc. "A"*	1,280,581	28,659,403
Time Warner, Inc.	252,076	23,057,392
Walt Disney Co.	216,120	23,235,061
		98,065,519
Consumer Staples 10.1%
Beverages 5.0%
Coca-Cola Co.	489,030	22,436,696
PepsiCo, Inc.	193,030	23,148,158
		45,584,854
Household Products 5.1%
Kimberly-Clark Corp.	194,004	23,408,522
Procter & Gamble Co.	252,576	23,206,683
		46,615,205
Financials 18.2%
Banks 10.4%
Citigroup, Inc.	312,035	23,218,524
JPMorgan Chase & Co.	227,615	24,341,148
U.S. Bancorp.	430,321	23,056,599
Wells Fargo & Co.	412,716	25,039,480
		95,655,751
Capital Markets 2.5%
Bank of New York Mellon Corp.	424,261	22,850,698
Consumer Finance 5.3%
American Express Co.	236,726	23,509,259
Capital One Financial Corp.	254,247	25,317,916
		48,827,175
Health Care 14.9%
Biotechnology 7.4%
Amgen, Inc.	131,712	22,904,717
Biogen, Inc.*	71,229	22,691,422
Gilead Sciences, Inc.	309,415	22,166,491
		67,762,630
Pharmaceuticals 7.5%
Johnson & Johnson	161,376	22,547,455
Merck & Co., Inc.	412,106	23,189,204
Pfizer, Inc.	630,422	22,833,885
		68,570,544
Industrials 15.3%
Aerospace & Defense 7.7%
Lockheed Martin Corp.	71,563	22,975,301
Raytheon Co.	121,257	22,778,127
United Technologies Corp.	190,963	24,361,150
		70,114,578
Electrical Equipment 2.5%
Eaton Corp. PLC	294,867	23,297,442
Industrial Conglomerates 2.5%
Honeywell International, Inc.	150,835	23,132,056
Machinery 2.6%
Illinois Tool Works, Inc.	141,161	23,552,713
Information Technology 7.5%
Communications Equipment 2.5%
Cisco Systems, Inc.	611,573	23,423,246
IT Services 5.0%
Amdocs Ltd.	347,760	22,771,325
International Business Machines Corp.	147,726	22,664,123
		45,435,448
Materials 5.0%
Chemicals
LyondellBasell Industries NV "A"	214,849	23,702,142
Monsanto Co.	188,461	22,008,475
		45,710,617
Utilities 13.3%
Electric Utilities 8.8%
American Electric Power Co., Inc.	292,583	21,525,331
Edison International	276,218	17,468,026
NextEra Energy, Inc.	143,107	22,351,883
PPL Corp.	619,561	19,175,413
		80,520,653
Multi-Utilities 4.5%
DTE Energy Co.	198,565	21,734,925
Sempra Energy	187,132	20,008,153
		41,743,078
Total Common Stocks (Cost $847,351,292)		912,958,097
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.30% (a) (Cost $3,725,041)	3,725,041	3,725,041
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $851,076,333)	100.0	916,683,138
Other Assets and Liabilities, Net	0.0	(45,641)
Net Assets	100.0	916,637,497

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$912,958,097	$—	$—	$912,958,097
Short-Term Investments	3,725,041	—	—	3,725,041
Total	$916,683,138	$—	$—	$916,683,138

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018